Dividends Declared and Paid - Summary of Dividends Declared and Paid (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 238,758	$ 33,699	¥ 597,459	¥ 248,844
Dividend paid in cash	238,758	33,699	597,459
Final dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 238,758	$ 33,699	197,353
Special dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares			¥ 400,106